Other Postemployement Benefits	12 Months Ended
Dec. 31, 2025
Savings Plan [Abstract]
Other Postemployment Benefits	Other Postemployment Benefits
The Company's U.S. employees participate in a defined contribution plan. Under the provisions of the plan, an employee is fully vested with respect to Company contributions after four years of service. The Company matches employee contributions of 100% up to a maximum of $6,000 of qualified compensation and may, at its discretion, make voluntary contributions. The Company's contributions were $0.9 million for the year ended December 31, 2025, and $0.8 million for each of the years ended 2024 and 2023, respectively.